Pensions and other post-employment benefits - Benefit Payments (Details) € in Millions	Dec. 31, 2019 EUR (€)
2020
Benefits
Estimated future benefit payments	€ 1,994
2021
Benefits
Estimated future benefit payments	1,804
2022
Benefits
Estimated future benefit payments	1,724
2023
Benefits
Estimated future benefit payments	1,689
2024
Benefits
Estimated future benefit payments	1,589
2025-2029
Benefits
Estimated future benefit payments	7,235
United States
Benefits
Estimated direct benefit payments	102
Pension Management | 2020
Benefits
Estimated future benefit payments	1,222
Pension Management | 2021
Benefits
Estimated future benefit payments	1,066
Pension Management | 2022
Benefits
Estimated future benefit payments	1,019
Pension Management | 2023
Benefits
Estimated future benefit payments	976
Pension Management | 2024
Benefits
Estimated future benefit payments	932
Pension Management | 2025-2029
Benefits
Estimated future benefit payments	4,040
Pension Occupational | 2020
Benefits
Estimated future benefit payments	290
Pension Occupational | 2021
Benefits
Estimated future benefit payments	257
Pension Occupational | 2022
Benefits
Estimated future benefit payments	243
Pension Occupational | 2023
Benefits
Estimated future benefit payments	230
Pension Occupational | 2024
Benefits
Estimated future benefit payments	217
Pension Occupational | 2025-2029
Benefits
Estimated future benefit payments	891
Pension Supplemental plans | 2020
Benefits
Estimated future benefit payments	26
Pension Supplemental plans | 2021
Benefits
Estimated future benefit payments	26
Pension Supplemental plans | 2022
Benefits
Estimated future benefit payments	25
Pension Supplemental plans | 2023
Benefits
Estimated future benefit payments	25
Pension Supplemental plans | 2024
Benefits
Estimated future benefit payments	24
Pension Supplemental plans | 2025-2029
Benefits
Estimated future benefit payments	110
Post-employment Formerly union represented | 2020
Benefits
Estimated future benefit payments	132
Post-employment Formerly union represented | 2021
Benefits
Estimated future benefit payments	125
Post-employment Formerly union represented | 2022
Benefits
Estimated future benefit payments	110
Post-employment Formerly union represented | 2023
Benefits
Estimated future benefit payments	92
Post-employment Formerly union represented | 2024
Benefits
Estimated future benefit payments	79
Post-employment Formerly union represented | 2025-2029
Benefits
Estimated future benefit payments	442
Non-union representation | 2020
Benefits
Estimated future benefit payments	61
Non-union representation | 2021
Benefits
Estimated future benefit payments	61
Non-union representation | 2022
Benefits
Estimated future benefit payments	62
Non-union representation | 2023
Benefits
Estimated future benefit payments	62
Non-union representation | 2024
Benefits
Estimated future benefit payments	62
Non-union representation | 2025-2029
Benefits
Estimated future benefit payments	308
Other countries, excluding US | 2020
Benefits
Estimated future benefit payments	263
Other countries, excluding US | 2021
Benefits
Estimated future benefit payments	269
Other countries, excluding US | 2022
Benefits
Estimated future benefit payments	265
Other countries, excluding US | 2023
Benefits
Estimated future benefit payments	304
Other countries, excluding US | 2024
Benefits
Estimated future benefit payments	275
Other countries, excluding US | 2025-2029
Benefits
Estimated future benefit payments	€ 1,444